Income Taxes - Schedule of Tax Expense Differs from the Expected Tax Expense for the Period (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Expense Differs from the Expected Tax Expense for the Period [Abstract]
Federal income tax benefit					$ (232,000)	$ (193,000)
State income tax					(48,000)	(40,000)
Non-deductible items
Subtotal					(280,000)	(233,000)
Change in valuation allowance					280,000	233,000
Income tax benefit